FAIR VALUE MEASUREMENTS-The key inputs into the Lattice Model for the series A preferred shares (Details) - Level 3	Mar. 31, 2026 $ / shares Y
Underlying stock price
FAIR VALUE MEASUREMENTS
Preferred shares within subscription agreement liability | $ / shares	10
Term (years)
FAIR VALUE MEASUREMENTS
Preferred shares within subscription agreement liability | Y	10
Risk-free rate
FAIR VALUE MEASUREMENTS
Preferred shares within subscription agreement liability	0.0421
Volatility
FAIR VALUE MEASUREMENTS
Preferred shares within subscription agreement liability	0.784
Dividend rate
FAIR VALUE MEASUREMENTS
Preferred shares within subscription agreement liability	0.12